Financial Instruments - Additional Information (Detail) $ in Millions, $ in Millions	Sep. 30, 2020	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Joint venture stock interest sold percentage	100.00%
Financial assets		$ 5	$ 5	$ 8	$ 8